Financial Risk Management and Fair Values - Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
1 percent appreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation of Remninbi against foreign currency	1.00%	1.00%	1.00%
Increase/(decrease) on profit after tax and retained profits	¥ 278	¥ 305	¥ 453
1 percent appreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation of Remninbi against foreign currency	1.00%	1.00%	1.00%
Increase/(decrease) on profit after tax and retained profits	¥ 31	¥ 31	¥ 38
1 percent depreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation of Remninbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Increase/(decrease) on profit after tax and retained profits	¥ (278)	¥ (305)	¥ (453)
1 percent depreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation of Remninbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Increase/(decrease) on profit after tax and retained profits	¥ (31)	¥ (31)	¥ (38)
10 percent appreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation of Remninbi against foreign currency	10.00%	10.00%	10.00%
Increase/(decrease) on profit after tax and retained profits	¥ 116	¥ 134	¥ 135
10 percent depreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation of Remninbi against foreign currency	(10.00%)	(10.00%)	(10.00%)
Increase/(decrease) on profit after tax and retained profits	¥ (116)	¥ (134)	¥ (135)